Contingencies and commitments - Summary of capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Capital commitments	$ 3,354	$ 2,551
Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	15	11
Due within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments	2,313	2,324
Due within 1 year | Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	15	11
Between 1 and 3 years
Disclosure of contingent liabilities [line items]
Capital commitments	866	116
Between 1 and 3 years | Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	0	0
Between 3 and 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	86	38
More than 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	$ 89	$ 73